Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [line items]
Balance, beginning of year	$ 182.3	$ 121.6
Net liabilities added	1.3	0.3
Increase (decrease) due to changes in estimates	(2.3)	83.3
Liabilities settled	(26.6)	(18.8)
Government decommissioning assistance	0.4	(15.7)
Accretion charges	17.5	11.6
Balance, end of year	172.6	182.3
Current portion	23.4	25.4
Non-current portion	$ 149.2	$ 156.9